Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Income
Revenue	$ 15,937	$ 16,544	$ 15,211	$ 14,878	$ 15,042	$ 14,339	$ 14,333	$ 12,128	$ 62,570	$ 55,842	$ 37,937
Costs and Expenses:
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,857	16,656	12,395
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,150	6,040	5,539
Amortization									1,648	1,596	1,077
Total costs and expenses									50,391	45,121	29,957
Operating income	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Other Income (Expense):
Interest expense									(2,521)	(2,505)	(2,156)
Investment income (loss), net									219	159	288
Equity in net income (losses) of investees, net									959	(35)	(141)
Other income (expense), net									773	(133)	133
Nonoperating income (expense)									(570)	(2,514)	(1,876)
Income before income taxes									11,609	8,207	6,104
Income tax expense									(3,744)	(3,050)	(2,436)
Net income									7,865	5,157	3,668
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.50	$ 1.29
Dividends declared per common share attributable to Comcast Corporation shareholders	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.65	$ 0.45	$ 0.378